BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Land Use Rights [Member]
Estimated useful life of intangible assets	50 years	50 years
Minimum [Member] | Computer Software [Member]
Estimated useful life of intangible assets	2 years	4 years
Maximum [Member] | Computer Software [Member]
Estimated useful life of intangible assets	5 years	5 years
Buildings [Member] | Minimum [Member]
Estimated useful life of tangible assets	10 years	10 years
Buildings [Member] | Maximum [Member]
Estimated useful life of tangible assets	20 years	20 years
Machinery and Equipment [Member] | Minimum [Member]
Estimated useful life of tangible assets	5 years	5 years
Machinery and Equipment [Member] | Maximum [Member]
Estimated useful life of tangible assets	10 years	10 years
Office Equipment [Member] | Minimum [Member]
Estimated useful life of tangible assets	3 years	3 years
Office Equipment [Member] | Maximum [Member]
Estimated useful life of tangible assets	5 years	5 years
Automobiles [Member]
Estimated useful life of tangible assets	5 years	5 years